Securities (Narrative) (Details) (Issued by U.S. Government-Sponsored Entities and Agencies [Member])	Dec. 31, 2013
Issued by U.S. Government-Sponsored Entities and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities hold	10.00%